Investment Objectives and Goals - Defiance Pure Memory Daily 2X Strategy ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE PURE MEMORY DAILY 2X STRATEGY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of “Pure Memory Companies” securities (described below) for a single day (the group of equity securities is referred to as the “Target Portfolio”).